ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 5, 2025	Andrew D. Wilkins T +1 617 235 4144 andrew.wilkins@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sterling Capital Funds (“Registrant” or “Trust”) (File Nos. 33-49098 and 811-06719): Post-Effective Amendment to the Registrant’s Registration Statement on behalf of one of its series, Sterling Capital Mid Cap Relative Value Fund

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 157 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 158 under the 1940 Act on Form N-1A (the “Amendment”). The Amendment relates solely to the Class R6 Shares of the Sterling Capital Mid Cap Relative Value Fund (the “Fund”) and includes a prospectus relating to Class R6 Shares of the Fund, a Statement of Additional Information for the Fund, and a Part C.

The purpose of the Amendment is to register Class R6 Shares of the Fund. Disclosure in the prospectus and statement of additional information relating to the Fund is substantially similar to disclosure contained in (i) the Registrant’s Post Effective Amendment No. 155 under the 1933 Act and Post Effective Amendment No. 156 under the 1940 Act to its Registration Statement filed on Form N-1A pursuant to Rule 485(a) of the 1933 Act on November 29, 2024 (SEC Accession No. 0001398344-24-022486), and (ii) the Registrant’s Post Effective Amendment No. 156 under the 1933 Act and Post Effective Amendment No. 157 under the 1940 Act to its Registration Statement filed on Form N-1A pursuant to Rule 485(b) of the 1933 Act on January 28, 2025 (SEC Accession No. 0001398344-25-001281) (collectively, the “Prior Amendments”) that has been reviewed previously by the Securities and Exchange Commission. In addition, disclosure in the Amendment relating to Class R6 Shares of the Fund is substantially similar to disclosure relating to Class R6 Shares of the other series of the Registrant included in the Prior Amendments that has been reviewed previously by the Staff.

March 5, 2025

Accordingly, the Registrant requests selective review of the Amendment limited to the addition of Class R6 Shares as a new shares class of the Fund in accordance with the SEC’s release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984). There have been no other material changes with respect to the Fund from the Prior Amendments other than the addition of Class R6 Shares as a new share class of the Fund and differences related to expenses, performance and characteristics of Class R6 Shares from the other share classes of the Fund.

Please direct any questions you may have with respect to this filing to me at (617) 235-4144.

Very truly yours,

Andrew D. Wilkins

cc:	Thomas R. Hiller, Esq.